Quarterly Financial Data (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012		Mar. 30, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Quarterly Financial Information [Line Items]
Net sales	$ 962	$ 924	$ 1,060	$ 974	$ 983		$ 935		$ 1,053		$ 987		$ 3,920	$ 3,958	$ 3,884
Gross profit	264	272	332	294	270		260		298		273
Income (loss)	35	42	58	49	(62)		27		10		5		184	(20)	58
Income (loss) per common share - Basic	$ 0.29	$ 0.34	$ 0.47	$ 0.40	$ (0.52)		$ 0.23		$ 0.09		$ 0.04		$ 1.50	$ (0.16)	$ 0.47
Income (loss) per common share - Diluted	$ 0.28	$ 0.34	$ 0.47	$ 0.40	$ (0.52)		$ 0.23		$ 0.09		$ 0.04		$ 1.49	$ (0.16)	$ 0.46
Net income (loss)	41	93	65	53	599		(3)		470		(218)
Net income (loss) per common share - Basic	$ 0.33	$ 0.76	$ 0.53	$ 0.43	$ 5.02		$ (0.02)		$ 3.96		$ (1.86)
Income (loss) per common share - Diluted	$ 0.33	$ 0.75	$ 0.53	$ 0.43	$ 5.02		$ (0.02)		$ 3.94		$ (1.85)
Cash dividends declared	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.00		$ 0.58		$ 0.58		$ 0.00		$ 0.50	$ 1.15	$ 2.30
Reverse Stock Split														$ 0
Market price - high	$ 37.28	$ 35.19	$ 28.74	$ 30.43	$ 34.43	[1]	$ 33.95	[1]	$ 29.69	[1]	$ 30.39	[1]
Market price -low	$ 31.75	$ 27.30	$ 24.96	$ 24.31	$ 27.56	[1]	$ 28.67	[1]	$ 24.12	[1]	$ 24.54	[1]
Market price - close	$ 33.08	$ 35.15	$ 27.49	$ 26.78	$ 28.99	[1]	$ 33.17	[1]	$ 29.15	[1]	$ 25.19	[1]

[1]	1 The historical market prices for fiscal 2012 have been adjusted to reflect the impact of the spin-off of the international coffee and tea business and a 1-for-5 reverse stock split on June 28, 2012. A portion of the original market price was allocated to Hillshire Brands (approximately 30%) and a portion to the international coffee and tea business (approximately 70%) based on the same percentages to be used to allocate the cost of a share of common stock for tax basis purposes. After the market price attributable to Hillshire Brands was determined, it was adjusted to reflect the 1-for-5 reverse stock split.